Income Tax - Summary of Tax Loss Carryforwards (Detail) - Argentina [member] $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 52,443
Tax loss carryforwards at the expected recovery date [member] | 2020 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2016
Date of expiration	2021
Jurisdiction	Argentina
Amount	$ 573
Tax loss carryforwards at the expected recovery date [member] | 2021 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2017
Date of expiration	2022
Jurisdiction	Argentina
Amount	$ 495
Tax loss carryforwards at the expected recovery date [member] | 2022 expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2018
Date of expiration	2023
Jurisdiction	Argentina
Amount	$ 24,825
Tax loss carryforwards at the expected recovery date [member] | 2023 expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of generation	2019
Date of expiration	2024
Jurisdiction	Argentina
Amount	$ 26,550